Provisions and Other Liabilities - Remeasurement of Net Defined-benefit (Asset)/Liability (Actuarial Gains and Losses) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Actuarial gains/(losses) arising from financial assumptions	€ 201	€ (28)	[1]	€ (106)	[1]
France [member]
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	155	(35)		(70)
Actuarial gains/(losses) on experience adjustments	21	35		58
Actuarial losses/(gains) due to changes in demographic assumptions	(7)			(6)
Actuarial gains/(losses) arising from financial assumptions	141	(70)		(122)
Germany [member]
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	13	33		(1)
Actuarial gains/(losses) on experience adjustments	(154)	159		149
Actuarial losses/(gains) due to changes in demographic assumptions	(67)
Actuarial gains/(losses) arising from financial assumptions	234	(126)		(150)
US [member]
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	38	(77)		161
Actuarial gains/(losses) on experience adjustments	(131)	76		77
Actuarial losses/(gains) due to changes in demographic assumptions	7	20		79
Actuarial gains/(losses) arising from financial assumptions	162	(173)		5
UK [member]
Disclosure of defined benefit plans [line items]
Remeasurement of net defined-benefit (asset)/liability (actuarial gains and losses)	(7)	48		(165)
Actuarial gains/(losses) on experience adjustments	(118)	114		442
Actuarial losses/(gains) due to changes in demographic assumptions	(144)	53
Actuarial gains/(losses) arising from financial assumptions	€ 255	€ (119)		€ (607)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).